Taxes (Details 1)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Taxes [Abstract]
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of income tax rate difference in other jurisdictions		(1.80%)	4.80%	5.90%
Effect of PRC preferential tax rate and tax holidays		(11.00%)	(15.10%)	(14.10%)
R&D credits		(18.30%)	(14.30%)	(11.90%)
Permanent difference and others	[1]	1.80%	(6.00%)	8.20%
Effective tax rate		(4.30%)	(5.60%)	13.10%

[1]	Permanent difference and other primarily represented tax effect on the intercompany transactions.